Investment Risks - Nuveen Global Infrastructure Fund	Dec. 31, 2025
Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Currency Risk—Changes in currency exchange rates will affect the value of non-U.S. securities, the value of dividends and interest earned from such securities, gains and losses realized on the sale of such securities, and derivative transactions tied to such securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund’s portfolio.

Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity Risk—Cybersecurity risk is the risk of an unauthorized breach and access to Fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, its investment adviser or sub-adviser, custodian, transfer agent, distributor or other service provider, a financial intermediary or the issuers of securities held by the Fund to suffer a data breach, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund, its service providers or the issuers of securities held by the Fund may adversely impact the Fund or its shareholders. Additionally, a cybersecurity breach could affect the issuers in which the Fund invests, which may cause the Fund’s investments to lose value.

Derivatives Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk—The use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments and involves transaction costs which could leave the Fund in a worse position than if it had not used these instruments. Derivative instruments can be used to acquire or to transfer the risk and returns of a security or other asset without buying or selling the security or asset, and the risks associated with investing in such derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments, including leverage risk, market risk, counterparty risk, liquidity risk, operational risk and legal risk. These instruments may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives can result in losses that greatly exceed the original investment. Derivatives can be highly volatile, illiquid and difficult to value. An over-the-counter derivative transaction between the Fund and a counterparty that is not cleared through a central counterparty also involves the risk that a loss may be sustained as a result of the failure of the counterparty to the contract to make required payments. The payment obligation for a cleared derivative transaction is guaranteed by a central counterparty, which exposes the Fund to the creditworthiness of the central counterparty.

Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets or that are otherwise economically tied to emerging market countries. For example, these countries may have more unstable governments than developed countries and their economies may be based on only a few industries. Emerging market countries may also have less stringent regulation of accounting, auditing, financial reporting and recordkeeping requirements, which would affect the Fund’s ability to evaluate potential portfolio companies. As a result, there could be less information about issuers in emerging market countries, which could negatively affect the ability of the Fund’s sub-adviser to evaluate local companies or their potential impact on the Fund’s performance. Because their financial markets may be very small, prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may have lower overall liquidity than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many emerging market countries. Shareholder claims and regulatory actions that are available in the U.S. may be difficult or impossible to pursue in emerging market countries.

Equity Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Security Risk—Equity securities in the Fund’s portfolio may decline significantly in price over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, company, industry, or sector of the market.

ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Risk—An ETF is subject to the risks of the underlying securities that it holds. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses) that do not apply to an index, and the Fund will indirectly bear its proportionate share of any such fees and expenses paid by the ETFs in which it invests. Moreover, ETF shares may trade at a premium or discount to their net asset value. As ETFs trade on an exchange, they are subject to the risks of any exchange-traded instrument, including: (i) an active trading market for its shares may not develop or be maintained, (ii) market makers or authorized participants may decide to reduce their role or step away from these activities in times of market stress, (iii) trading of its shares may be halted by the exchange, and (iv) its shares may be delisted from the exchange.

Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Investment Risk—Non-U.S. issuers or U.S. issuers with significant non-U.S. operations may be subject to risks in addition to those of issuers located in or that principally operate in the United States as a result of, among other things, political, social and economic developments abroad, as well as armed conflicts and different legal, regulatory and tax environments. Foreign investments may also have lower liquidity and be more difficult to value than investments in U.S. issuers. To the extent the Fund invests a significant portion of its assets in the securities of companies in a single country or region, it may be more susceptible to adverse economic, market, political or regulatory events or conditions affecting that country or region. Foreign investments may also be subject to risk of loss because of more or less foreign government regulation, less public information, less stringent investor protections and less stringent accounting, corporate governance, financial reporting and disclosure standards.

Infrastructure Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Infrastructure Sector Risk—Because the Fund invests significantly in infrastructure-related securities, the Fund has greater exposure to adverse economic, regulatory, political, legal and other changes affecting the issuers of such securities. Additionally, infrastructure-related entities may be subject to regulation and oversight by various governmental authorities and affected by government regulation of rates charged to consumers, service interruptions, environmental matters or the imposition of special tariffs and changes in tax law. Infrastructure companies may be focused in the energy, industrials and utilities sectors. At times, the performance of securities in these infrastructure sectors may lag the performance of other sectors or the broader market as a whole. A downturn in these sectors could have an adverse impact on the Fund.

Master Limited Partnership Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Master Limited Partnership Risk—MLP entities are typically focused on the energy, natural resources and real estate sectors of the economy. Energy and natural resources MLPs may be adversely impacted by the volatility of commodity prices. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on the Fund. An investment in an MLP exposes the Fund to the legal and tax risks associated with investing in partnerships. MLPs may have limited financial resources, their securities may be relatively illiquid, and they may be subject to more erratic price movements because of the underlying assets they hold.

Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk—The market value of the Fund’s investments may go up or down, sometimes rapidly or unpredictably and for short or extended periods of time, due to the particular circumstances of individual issuers or due to general conditions impacting issuers more broadly. Global economies and financial markets have become highly interconnected, and thus economic, market or political conditions or events in one country or region might adversely impact the value of the Fund’s investments whether or not the Fund invests in such country or region. Events such as war, terrorism, natural and environmental disasters and the spread of infectious illnesses or other public health emergencies may have a severe negative impact on the global economy, could cause financial markets to experience extreme volatility and losses, and could result in the disruption of trading and the reduction of liquidity in many instruments. Additionally, as inflation increases, the value of the Fund’s assets can decline.

Other Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Other Investment Companies Risk—When the Fund invests in other investment companies, including ETFs, you bear both your proportionate share of Fund expenses and, indirectly, the expenses of the other investment companies. Furthermore, the Fund is exposed to the risks to which the other investment companies may be subject.

Preferred Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Preferred Security Risk—Preferred securities generally are subordinated to bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments. In addition, preferred securities are subject to other risks, such as having no or limited voting rights, being subject to special redemption rights, having distributions deferred or skipped, having floating interest rates or dividends, which may result in a decline in value in a falling interest rate environment, having fixed interest rates or dividends, which may result in a decline in value in a rising interest rate environment, having limited liquidity, changing or unfavorable tax treatments and possibly being issued by companies in heavily regulated industries.

Real Estate Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Real Estate Investment Risk—The Fund's investments in the real estate market have many of the same risks as direct ownership of real estate. These risks include, among others: declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates. The real estate sector is highly sensitive to general and local economic conditions and developments and is characterized by intense competition and periodic overbuilding. Real estate values have been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Any such fluctuations in real estate values also may affect the value of an investment in the Fund.

REITs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
REITs Risk— In addition to the risks associated with investing in securities of real estate companies and real estate related companies, REITs are subject to certain additional risks. REITs may be affected by changes in real estate values, rents, property taxes and interest rates. Further, REITs are dependent upon specialized management skills and cash flows, and may have their investments in relatively few properties, or in a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law, or changes to federal tax law or regulations governing REITs, may have adverse consequences to the Fund. In addition, REITs have their own expenses, and the Fund will bear a proportionate share of those expenses. Many REITs utilize leverage (and some may be highly leveraged), which increases investment risk and could potentially magnify the Fund’s losses.

Small and Mid Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Small- and Mid-Cap Company Risk—Even larger REITs may be small- to medium-sized companies in relation to the equity markets as a whole. Securities of small-cap companies involve substantial risk. Prices of small-cap securities may be subject to more abrupt or erratic movements, and to wider fluctuations and lower liquidity, than security prices of larger, more established companies or broader market averages in general. It may be difficult to sell small-cap securities at the desired time and price. While mid-cap securities may be slightly less volatile than small-cap securities, they still involve similar risks.
The following is a description of the additional principal risks of investing in the ETF Class shares of the Fund, due to the shares being listed on a national securities exchange:

Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Trading Risk—The share class is an ETF share class, and as with all ETFs, ETF Class shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of an ETF Class share typically will approximate its net asset value (“NAV”), there may be times when the market price and the NAV diverge more significantly, particularly in times of market volatility or steep market declines. Thus, you may pay more or less than NAV when you buy ETF Class shares on the secondary market, and you may receive more or less than NAV when you sell those shares. Although the ETF Class’s shares are listed for trading on a national securities exchange, it is possible that an active trading market may not develop or be maintained, in which case transactions may occur at wider bid/ask spreads (which may be especially pronounced for smaller funds). Trading of the ETF Class’s shares may be halted by the activation of individual or market-wide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). In times of market stress, the Fund’s underlying portfolio holdings may become less liquid, which in turn may affect the liquidity of the ETF Class’s shares and/or lead to more significant differences between the Fund’s market price and its NAV. Market makers are under no obligation to make a market in the ETF Class’s shares, and authorized participants are not obligated to submit purchase or redemption orders for the ETF Class’s shares. In the event market makers cease making a market in the ETF Class’s shares or authorized participants stop submitting creation or redemption orders, ETF Class shares may trade at a larger premium or discount to NAV.

Service Provider Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Service Provider Operational Risk— The Fund’s service providers, such as the Fund’s administrator, custodian or transfer agent, may experience disruptions or operating errors that could negatively impact the Fund. Although service providers are required to have appropriate operational risk management policies and procedures, and to take appropriate precautions to avoid and mitigate risks that could lead to disruptions and operating errors, it may not be possible to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.

Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk—The Fund’s sub-adviser actively manages the Fund’s investments. Consequently, the Fund is subject to the risk that the investment techniques and risk analyses employed by the Fund’s sub-adviser, including its use of proprietary and third-party technology systems, models, algorithms and data management software, may not produce the desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The value of your investment in this Fund may change throughout the day each day the ETF Class shares' primary listing exchange is open. You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.